NOTE PAYABLE	9 Months Ended
Sep. 30, 2020
Disclosure of Note payable Abstract
NOTE PAYABLE
8.	NOTE PAYABLE

On April 28, 2020, the Company received a $1.5 million loan from Medtronic and, on June 3, 2020, the loan was amended and restated (the “Note”) and the Company executed and delivered a security agreement in favour of Medtronic (the “Security Agreement”). The Note has a principal amount of $1.5 million plus $132,000 equal to certain legal, transaction and intellectual property related expenses incurred by Medtronic pursuant to the Medtronic agreements and will bear interest at the rate of 8% per annum. The unpaid principal balance owing under the Note, together with any accrued and unpaid interest and all other unpaid obligations under the Note, shall be due and payable in full on the earliest to occur of: (i) June 3, 2023, (ii) a Change of Control (as defined in the Note), or (iii) the completion of the last milestone under the Development Agreement (see Note 2). For the period ended September 30, 2020, the Note has accrued interest of $54,730.

The Security Agreement grants a security interest in all of the Company’s present and future property including all personal property, inventory, equipment and intellectual property to the Corporate Lender. In addition, Medtronic’s rights and powers include without limitation (a) exercising and enforcing all rights and remedies of a holder of collateral as if Medtronic were the absolute owner of the collateral, (b) collection of any proceeds arising in respect of all of the Company’s property pledged as security for the loan, (c) license or sublicense, whether on an exclusive or non-exclusive basis, of any of the Company’s intellectual property for such term and on such conditions and in such manner as Medtronic in its sole judgment determines (taking into account such provisions as may be necessary to protect and preserve such intellectual property), and (d) the right to enforce its security in the event of a default which may include the appointment of a receiver by instrument or order of the court.